Share-based compensation (Details 2) $ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2016 CNY (¥) shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2015 CNY (¥) shares	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2014 CNY (¥) shares	Dec. 31, 2013 $ / shares shares	Dec. 31, 2016 CNY (¥) shares
Additional disclosures
Share-based compensation charge | ¥		¥ 2,343,785		¥ 1,193,945		¥ 4,249,548
Share Incentive Plan
Share-based compensation
Number of ordinary shares available for future grants | shares	147,179,881							147,179,881
Share Incentive Plan | Employees
Share-based compensation
Term of vesting schedule period	6 years	6 years
Share Incentive Plan | Employees | RSUs | Vesting Based On Service
Number of Shares
Unvested at the beginning of the year (in shares) | shares	38,934,336	38,934,336	31,703,526	31,703,526	27,150,848	27,150,848
Granted (in shares) | shares	58,376,008	58,376,008	18,295,642	18,295,642	14,588,400	14,588,400
Vested (in shares) | shares	(8,547,278)	(8,547,278)	(7,130,556)	(7,130,556)	(6,385,905)	(6,385,905)
Forfeited (in shares) | shares	(6,967,648)	(6,967,648)	(3,934,276)	(3,934,276)	(3,649,817)	(3,649,817)
Unvested at the end of the year (in shares) | shares	81,795,418	81,795,418	38,934,336	38,934,336	31,703,526	31,703,526	27,150,848
Weighted-Average Grant-Date Fair Value
Unvested at the beginning of the year (in dollars per share) | $ / shares	$ 9.56		$ 5.77		$ 3.77
Granted (in dollars per share) | $ / shares	12.85		14.37		8.43
Vested (in dollars per share) | $ / shares	7.93		4.96		3.71
Forfeited (in dollars per share) | $ / shares	10.66		9.73		5.07
Unvested at the end of the year (in dollars per share) | $ / shares	$ 11.98		$ 9.56		$ 5.77		$ 3.77
Additional disclosures
Share-based compensation charge | ¥		¥ 1,589,623		¥ 690,742		¥ 386,632
Unrecognized share-based compensation expense related to awards other than options | ¥								¥ 4,782,306
Weighted-average period over which share-based compensation expense is expected to be recognized	6 years 2 months 12 days	6 years 2 months 12 days
Total fair value of RSUs vested | $	$ 110,115,000		$ 113,154,000		$ 74,949,000
Total intrinsic value of RSUs vested | $	$ 110,115,000		$ 113,154,000		$ 74,949,000
Share Incentive Plan | Employees | RSUs | Vesting Based On Performance
Number of Shares
Unvested at the beginning of the year (in shares) | shares	876,364	876,364	1,466,658	1,466,658
Granted (in shares) | shares	0	0	0	0	1,515,151	1,515,151
Vested (in shares) | shares	(118,540)	(118,540)	(188,936)	(188,936)
Forfeited (in shares) | shares	(447,822)	(447,822)	(401,358)	(401,358)	(48,493)	(48,493)
Unvested at the end of the year (in shares) | shares	310,002	310,002	876,364	876,364	1,466,658	1,466,658
Weighted-Average Grant-Date Fair Value
Unvested at the beginning of the year (in dollars per share) | $ / shares	$ 6.33		$ 6.33
Granted (in dollars per share) | $ / shares					$ 6.33
Vested (in dollars per share) | $ / shares	6.33		6.33
Forfeited (in dollars per share) | $ / shares	6.33		6.33		6.33
Unvested at the end of the year (in dollars per share) | $ / shares	$ 6.33		$ 6.33		$ 6.33
Additional disclosures
Share-based compensation charge | ¥		¥ 4,334		¥ 4,630		¥ 14,124
Unrecognized share-based compensation expense related to awards other than options | ¥								¥ 3,811
Weighted-average period over which share-based compensation expense is expected to be recognized	2 years 1 month 6 days	2 years 1 month 6 days
Total fair value of RSUs vested | $	$ 1,524,000		$ 2,347,000		$ 0
Total intrinsic value of RSUs vested | $	$ 1,524,000		$ 2,347,000		$ 0
Share Incentive Plan | Employees | Share options | Vesting Based On Service
Number of share options
Outstanding at the beginning of the year (in shares) | shares	27,434,622	27,434,622	26,201,252	26,201,252	26,912,328	26,912,328
Granted (in shares) | shares	0	0	5,652,500	5,652,500	2,745,000	2,745,000
Exercised | shares	(2,820,648)	(2,820,648)	(2,694,404)	(2,694,404)	(849,844)	(849,844)
Forfeited or cancelled (in shares) | shares	(2,954,958)	(2,954,958)	(1,724,726)	(1,724,726)	(2,606,232)	(2,606,232)
Outstanding at the end of the year (in shares) | shares	21,659,016	21,659,016	27,434,622	27,434,622	26,201,252	26,201,252	26,912,328
Vested and expected to vest at the end of the year (in shares) | shares	19,493,114							19,493,114
Exercisable at the end of the year (in shares) | shares	8,952,222							8,952,222
Weighted Average Exercise Price
Outstanding at the beginning of the year (in dollars per share) | $ / shares	$ 6.10		$ 4.37		$ 3.96
Granted (in dollars per share) | $ / shares			13.17		8.20
Exercised (in dollars per share) | $ / shares	3.97		4.07		3.96
Forfeited or cancelled (in dollars per share) | $ / shares	7.21		6.07		4.31
Outstanding at the end of the year (in dollars per share) | $ / shares	6.23		$ 6.10		$ 4.37		$ 3.96
Vested and expected to vest at the end of the year (in dollars per share) | $ / shares	6.23
Exercisable at the end of the year (in dollars per share) | $ / shares	$ 5.02
Weighted Average Remaining Contractual Term (years)
Outstanding at the end of the year	7 years 3 months 18 days	7 years 3 months 18 days	8 years 1 month 6 days	8 years 1 month 6 days	8 years 6 months	8 years 6 months	9 years 4 months 24 days
Vested and expected to vest at the end of the year	7 years 3 months 18 days	7 years 3 months 18 days
Exercisable at the end of the year	6 years 10 months 24 days	6 years 10 months 24 days
Aggregate Intrinsic Value
Outstanding at the end of the year (in dollars) | $	$ 142,433,000		$ 275,040,000		$ 189,729,000
Vested and expected to vest at the end of the year (in dollars) | $	128,190,000
Exercisable at the end of the year (in dollars) | $	$ 69,274,000
Additional disclosures
Share-based compensation charge | ¥		¥ 125,225		¥ 103,962		¥ 115,469
Weighted average grant date fair value of options granted | $ / shares			$ 5.59		$ 4.48
Unrecognized share-based compensation expense related to options | ¥								¥ 161,679
Weighted-average period over which share-based compensation expense is expected to be recognized	4 years 3 months 18 days	4 years 3 months 18 days
Total intrinsic value of options exercised | $	$ 23,796,000		$ 29,522,000		$ 6,648,000
Cash received from the exercises of share options | $	12,454,000		12,332,000		$ 0
Cash Receivable From Stock Option Exercises | $	$ 747,000		$ 1,992,000
Assumptions used to calculate estimated fair value of each option grant
Exercise multiples					2.8	2.8
Expected dividend yield (as a percent)			0.00%	0.00%	0.00%	0.00%
Expected term (in years)			10 years	10 years	10 years	10 years
Share Incentive Plan | Employees | Share options | Vesting Based On Service | Minimum
Assumptions used to calculate estimated fair value of each option grant
Expected volatility (as a percent)			33.00%	33.00%	52.00%	52.00%
Risk-free interest rate (per annum) (as a percent)			2.17%	2.17%	2.42%	2.42%
Exercise multiples			2.0	2.0
Expected dividend yield (as a percent)			0.00%	0.00%	0.00%	0.00%
Fair value of the underlying shares on the date of option grants (in dollars) | $			$ 11.57		$ 6.33
Share Incentive Plan | Employees | Share options | Vesting Based On Service | Maximum
Assumptions used to calculate estimated fair value of each option grant
Expected volatility (as a percent)			50.00%	50.00%	53.00%	53.00%
Risk-free interest rate (per annum) (as a percent)			2.65%	2.65%	3.50%	3.50%
Exercise multiples			2.8	2.8
Fair value of the underlying shares on the date of option grants (in dollars) | $			$ 14.69		$ 12.51
Share Incentive Plan | Year three | Employees
Share-based compensation
Year in which shares are vested	3 years	3 years
Vesting percentage (as a percent)	33.00%	33.00%
Share Incentive Plan | Year four | Employees
Share-based compensation
Year in which shares are vested	4 years	4 years
Vesting percentage (as a percent)	25.00%	25.00%
Share Incentive Plan | Year five | Employees
Share-based compensation
Year in which shares are vested	5 years	5 years
Vesting percentage (as a percent)	20.00%	20.00%
Share Incentive Plan | Year six | Employees
Share-based compensation
Year in which shares are vested	6 years	6 years
Vesting percentage (as a percent)	17.00%	17.00%